Putnam Investments
One Post Office Square
Boston, MA 02109
January 7, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Putnam Europe Equity Fund (Securities Act Reg. No. 33-25658 and Investment Company Act File (No. 811-05693), Putnam Asia Pacific Equity Fund, Putnam Global Sector Fund, Putnam International Value Fund and Putnam Multi-Cap Core Fund (the “Funds”), each a series of Putnam Funds Trust (Securities Act Reg. No. 333-515 and Investment Company Act File (No. 811-07513) (the “Trust”), and Putnam Growth Opportunities Fund, Putnam Research Fund and Putnam International Growth Fund (the “Funds”), each a series of Putnam Investment Funds (Securities Act Reg. No. 33-56339 and Investment Company Act File (No. 811-07237) (the “Trust”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to a prospectus supplement of the Funds dated December 14, 2012.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext.11060.

Very truly yours,

Jeffrey M. Jensen

cc:	James F. Clark, Esq., Putnam Investments
James E. Thomas, Esq., Ropes & Gray LLP